NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cashflows from leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Within operating activities	¥ 253,334
Within financing activities	1,748,202
Total cash outflow from leases	¥ 2,001,536